Net Loss Per Share Attributable to Ordinary Shareholders (Details) - Schedule of Basic and Diluted Net Loss per Share Attributable to Ordinary Shareholders (Parentheticals) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Loss Per Share Attributable to Ordinary Shareholders [Abstarct]
Net loss attributable to ordinary shareholders, diluted	$ (23,087)	$ (18,802)	$ (36,334)	$ (37,321)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	8,869,691	4,081,757	7,072,950	3,434,028
Net loss per share attributable to ordinary shareholders, diluted	$ (2.60)	$ (4.61)	$ (5.14)	$ (10.87)